Bohai Pharmaceuticals Group, Inc. - Statements of Income and Comprehensive Income (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Income Statement
Net Revenues	$ 39,722,126	$ 34,786,624	$ 129,284,445	$ 111,067,950	$ 151,792,917	$ 137,372,492
Cost of revenues	10,125,405	8,919,666	30,879,154	27,098,204	37,196,569	33,532,900
Gross profit	29,596,721	25,866,958	98,405,291	83,969,746	114,596,348	103,839,592
Operating expenses:
Selling, general and administrative expenses	23,103,935	20,476,092	70,348,334	60,230,015	83,416,640	72,889,809
Impairment charge- drug formula	0	0	0	1,688,486	1,688,486
Depreciation and amortization	722,006	740,503	2,154,368	2,088,424	2,613,040	2,578,316
TOTAL OPERATING EXPENSES	23,825,941	21,216,595	72,502,702	64,006,925	87,718,166	75,468,125
Income from operations	5,770,780	4,650,363	25,902,589	19,962,821	26,878,182	28,371,467
Other income (expenses):
Interest income	3,296	2,796	78,016	29,122	38,712	69,308
Interest expenses	(336,645)	(456,930)	(1,555,573)	(1,396,286)	(1,967,527)	(11,194,301)
Other (expenses) income, net	(29)	(142)	(31,329)	(16,733)	(16,795)	(10,198)
Change in fair value of derivative liabilities	0	0	0	1,211,236	1,211,236	(273,369)
Total other (expenses) income	(333,378)	(454,276)	(1,508,886)	(172,661)	(734,374)	(11,408,560)
Income before provision for income taxes	5,437,402	4,196,087	24,393,703	19,790,160	26,143,808	16,962,907
Provision for income taxes	(1,509,391)	(1,036,881)	(6,368,930)	(4,976,705)	(7,020,291)	(7,314,882)
Net income	3,928,011	3,159,206	18,024,773	14,813,455	19,123,517	9,648,025
Comprehensive income:
Net income	3,928,011	3,159,206	18,024,773	14,813,455	19,123,517	9,648,025
Unrealized foreign currency translation (loss) gain	(1,187,686)	658,168	77,850	862,251	2,763,505	2,676,721
Comprehensive income	$ 2,740,325	$ 3,817,374	$ 18,102,623	$ 15,675,706	$ 21,887,022	$ 12,324,746
Net income per common share, basic	$ 0.22	$ 0.18	$ 1.10	$ 0.83	$ 1.07	$ 0.54
Net income per common share, diluted	$ 0.19	$ 0.15	$ 0.85	$ 0.71	$ 0.91	$ 0.54
Weighted average common shares outstanding, basic	17,861,085	17,861,085	17,861,085	17,861,085	17,861,085	17,861,085
Weighted average common shares outstanding, diluted	21,831,328	22,093,335	21,957,639	22,093,335	22,093,335	22,879,085